Related-Party Transactions Related-Party Transactions, Summary of Transactions Narrative (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended
	May 13, 2016	Apr. 20, 2016	Sep. 30, 2016	[1]	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015
Related Party Transactions
Concentration risk, percentage					56.00%			56.00%
Imbalance settlement gains					$ 1			$ 2
Reimbursements from Tesoro					$ 6			$ 6
Declaration date					Oct. 18, 2016
Cash distributions per unit (dollars per unit)						$ 0.78	$ 0.8420
Distribution declared (including IDRs)					$ 50
Omnibus Agreement
Related Party Transactions
Payment for Administrative Fees					9
Secondment and Logistics Services Agreement
Related Party Transactions
Long-term Purchase Commitment, Amount					$ 2
Subsequent Event
Related Party Transactions
Declaration date		Apr. 20, 2016
Cash distributions per unit (dollars per unit)		$ 0.81	$ 0.8750
Distribution declared (including IDRs)	$ 59

[1]	This distribution was declared on October 18, 2016 and will be paid on the date of distribution.